13F-HR
09/30/10

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :[ ] is a restatement.[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York November 12, 2010

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value total:	$175,062

List of Other Included Managers:

No.	13F File Number		Name




<PAGE





















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Alcoa Inc

COM

013817101

12110

1000000

SH



Sole



1000000


BP PLC ADR CMN

COM

055622104

8234

200000

SH



Sole



200000


Brunswick Corp

COM

117043109

8371

550000

SH



Sole



550000


CBS Corporation

COM

124857202

23790

1500000

SH



Sole



1500000


Chico's FAS Inc

COM

168615102

1578

150000

SH



Sole



150000


Commercial Vehicle Group

COM

202608105

3563

350000

SH



Sole



350000


Delta Air Lines

COM

247361702

11640

1000000

SH



Sole



1000000


Dress Barn Inc

COM

261570105

3717

156500

SH



Sole



156500


Eaton Corporation

COM

278058102

16498

200000

SH



Sole



200000


Ferro Corporation

COM

315405100

3867

300000

SH



Sole



300000


Goldman Sachs Group

COM

38141G104

8675

60000

SH



Sole



60000


Greenbrier Companies Inc

COM

393657101

3898

250000

SH



Sole



250000


Lincoln National Corp., Inc.

COM

534187109

7176

300000

SH



Sole



300000


MetLife, Inc.

COM

59156R108

8651

225000

SH



Sole



225500


Noranda Aluminum Holding

COM

65542W107

4727

575000

SH



Sole



575000


Omnova Solutions Inc.

COM

682129101

1079

150000

SH



Sole



150000


Pacific Sunwear of California

COM

694873100

654

125000

SH



Sole



125000


PMI Group Inc.

COM

69344M101

3670

1000000

SH



Sole



1000000


Schlumberger Ltd

COM

806857108

12322

200000

SH



Sole



200000


Smurfit Stone Container

COM

83272A104

2756

150000

SH



Sole



150000


Textron Inc.

COM

883203101

10280

500000

SH



Sole



500000


Transocean Ltd

COM

H8817H100

9644

150000

SH



Sole



150000


Vantage Drilling Company

COM

G93205113

3200

2100000

SH



Sole



2100000


Walt Disney Company

COM

254687106

4965

150000

SH



Sole



150000

